Financial instruments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Assets:
Cash and cash equivalents		₨ 14,654	$ 172	₨ 7,107
Other investments		53,645		75,422
Trade and other receivables		90,420		80,298
Derivative financial instruments		557	7	169
Other assets	[1]	3,952		3,594
Total		163,228		166,590
Liabilities:
Trade and other payables		35,523	417	30,919
Derivative financial instruments		1,286	15	468
Long-term borrowings		8,721		7,297
Short-term borrowings		38,045	$ 445	12,723
Other liabilities and provisions	[2]	36,917		30,575
Total		120,492		81,982
Total fair value [Member]
Assets:
Cash and cash equivalents		14,654		7,107
Other investments		53,645		75,422
Trade and other receivables		90,420		80,298
Derivative financial instruments		557		169
Other assets	[1]	3,952		3,594
Total		163,228		166,590
Liabilities:
Trade and other payables		35,523		30,919
Derivative financial instruments		1,286		468
Long-term borrowings		8,721		7,297
Short-term borrowings		38,045		12,723
Other liabilities and provisions	[2]	36,917		30,575
Total		₨ 120,492		₨ 81,982

[1]	Other assets that are not financial assets (such as receivables from statutory authorities, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.20,598 and Rs.15,191 as of March 31, 2024 and 2023, respectively, are not included.
[2]	Other liabilities and provisions that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and certain other accruals) of Rs.17,156 and Rs.16,907 as of March 31, 2024 and 2023, respectively, are not included. Other liabilities and provisions includes amount measured at amortized cost of Rs.30,388 and Rs.26,023 as of March 31, 2024 and 2023, respectively, and contingent consideration measured at FVTPL of Rs.187 and Rs.187 as of March 31, 2024 and 2023, respectively.